RECENT ACCOUNTING GUIDANCE (Notes)	12 Months Ended
Dec. 31, 2020
Recent Accounting Guidance [Abstract]
Accounting Standards Update and Change in Accounting Principle [Text Block]	RECENT ACCOUNTING GUIDANCE
Recently Adopted Accounting Guidance
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, and associated ASUs related to Topic 326. The new guidance introduces the current expected credit loss (“CECL”) model, which requires organizations to record an allowance for credit losses for certain financial instruments and financial assets, including trade receivables, based on expected losses rather than incurred losses. Under this update, on initial recognition and at each reporting period, an entity will be required to recognize an allowance that reflects the entity’s current estimate of credit losses expected to be incurred over the life of the financial instrument. This update became effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019.

The Company adopted the new standard in the first quarter of 2020, which required a modified retrospective transition approach, recording the cumulative-effect adjustment at the date of initial adoption. This cumulative-effect has been reflected as of January 1, 2020 and prior periods have not been restated. The impact of initial adoption was not material to the Company’s Consolidated Balance Sheet, Consolidated Statements of Operations, and Consolidated Statement of Cash Flows.